March 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           Aberdeen Investment Funds (the “Registrant”)

File Nos. (033-47507) and (811-06652)

Ladies and Gentlemen:

On behalf of the Registrant, please find for filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the “Fees and Expenses” table for the Aberdeen Global High Income Fund in the Prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 7, 2014 (SEC Accession Number 0001104659-14-017555).

Please do not hesitate to contact the undersigned at (215) 405-5770 or Jay Baris at (212) 468-8053 from Morrison & Foerster LLP, counsel to the Registrant, with any questions or comments concerning this filing.

Sincerely,

Aberdeen Investment Funds

/s/ Lucia Sitar
Lucia Sitar
Chief Legal Officer & Vice President